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SUPPLEMENT TO THE CLASS A PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FIRST FOOTNOTE IMMEDIATELY FOLLOWING THE "FEES AND FUND EXPENSES" TABLE, WHICH APPEARS ON PAGE 8 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

1 The maximum sales charge imposed is reduced for larger purchases. Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a .50% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

THE FIRST FOOTNOTE IMMEDIATELY FOLLOWING THE "INITIAL SALES CHARGE" TABLE, WHICH APPEARS ON PAGE 24 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

* On purchases of $250,000 or more, there is no initial sales charge although there could be a .50% Limited CDSC (as described under "Class A Limited CDSC" below).

THE FIRST PARAGRAPH UNDER THE "CLASS A LIMITED CDSC" SECTION, WHICH APPEARS ON PAGE 26 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $250,000 or more and the distributor paid any commission to the financial representative. The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for-fund shares is computed in the manner set forth in the exchanged-for-fund's prospectus. You will not have to pay a limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

THE FIRST SENTENCE IN THE SECOND PARAGRAPH UNDER THE "CLASS A LIMITED CDSC" SECTION, WHICH APPEARS ON PAGE 26 OF THE PROSPECTUS, IS REPLACED WITH THE
FOLLOWING:

The Limited CDSC will be paid to the distributor and will be equal to the lesser of .50% of:

     - the net asset value at the time of purchase of the Class A shares being redeemed; or

     -    the net asset value of such Class A shares at the time of redemption.

ANY CONTRARY INFORMATION IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION IS SUPERSEDED.

Dated: February 28, 2003                                           CSMBA-16-0203
                                                                        2003-009